SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Depreciation of Property and Equipment
years
Computers and peripheral equipment	3
Leased Products to Customers	5
Office furniture and equipment	5 - 17
Leasehold improvements	Over the shorter of the term of the lease or the life of the asset

Schedule of Intangible Assets and their Useful Lives
Useful Life (in Years)

Customers relationships & Other	Between 4.5-13 (mainly 13)
IP & Technology	Between 4-15 (mainly 15)
Capitalized software development costs	5

Schedule of disaggregation of revenue by major geographic region and timing of revenue recognition
	Year ended December 31, 2024
	Cyber Security	IoT	e-Gov	Total
Major geographic areas
Africa	$-	$-	$774	$774
European countries	234	17,772	160	18,166
South America	8	-	-	8
United States	244	6,848	-	7,092
Israel	658	655	220	1,533
APAC	54	8	-	62
Total revenue	$1,198	$25,283	$1,154	$27,635

	Year ended December 31, 2023
	Cyber Security	IoT	e-Gov	Total
Major geographic areas
Africa	$-	$-	$1,455	$1,455
European countries	328	17,256	89	17,673
South America	12	-	-	12
United States	279	6,487	-	6,766
Israel	562	23	-	585
APAC	79	-	-	79
Total revenue	$1,260	$23,766	$1544	$26,570

	Year ended December 31, 2022
	Cyber Security	IoT	e-Gov	Total
Major geographic areas
Africa	$-	$-	$374	$374
European countries	273	9,023	263	9,559
South America	-	-	-	-
United States	351	6,526	-	6,877
Israel	614	79	-	693
APAC	146	-	-	146
Total revenue	$1,384	$15,628	$637	$17,649